                                    FORM 13F
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2002
                                                         --------------

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one):
                        [_] is a restatement
                        [_] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:       Glenview Capital Management, Inc.
Address:    540 Madison Avenue, 33rd Floor
            New York, New York 10022


Form 13F File Number:      28-10134
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Anthony Chaves
Title:        CFO
Phone:        212-812-4730

Signature, Place and Date of Signing:

/s/ Anthony Chaves                 540 Madison Avenue, 33rd Floor   May 14, 2002
------------------------           New York, New York 10022


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      75

Form 13F Information Table Value Total:      $1,156,452 (thousands)

List of Other Included Managers:             None

                           Form 13F INFORMATION TABLE


Column 1                             Column 2    Column 3     Column 4      Column 5         Column 6    Column 7     Column 8
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Name of                             Class Title   CUSIP       Value    Shrs or SH/PRN  Put/  Investment  Other     Voting authority
Issuer                                                       (x$1000)  prn amt.        Call  discretion  managers  Sole Shared  None
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AMC Entertainment Inc                   Common   001669100     7001.41   513,300.00   SH          Yes      None   Sole
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Advanced PCS                            Common   00790k109    30090.00 1,000,000.00   SH          Yes      None   Sole
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Alcon Inc                               Common   h01301102     3385.00   100,000.00   SH          Yes      None   Sole
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Amazon Com Inc                          Common   023135106     5005.00   350,000.00   SH          Yes      None   Sole
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Americredit Corp.                       Common   03060r101     1899.50    50,000.00   SH          Yes      None   Sole
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Anteon International Corp.              Common   03674e108     4744.48   228,100.00   SH          Yes      None   Sole
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Anthem Inc.                             Common   03674B104    10074.75   175,000.00   SH          Yes      None   Sole
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Aon Corporation                         Common   037389103    30625.00   875,000.00   SH          Yes      None   Sole
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Applera Corp.- Applied Biosystems Group Common   038020103     4470.00   200,000.00   SH          Yes      None   Sole
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Asbury Automotive Group Inc.            Common   043436104     8021.50   526,000.00   SH          Yes      None   Sole
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AT&T Wireless Services Inc.             Common   00209a106    10963.75 1,225,000.00   SH          Yes      None   Sole
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Autonation Inc.                         Common   05329w102     6571.98   470,099.00   SH          Yes      None   Sole
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Black & Decker Corp.                    Common   091797100     2327.00    50,000.00   SH          Yes      None   Sole
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Boise Cascade Corp.                     Common   097383103    18475.15   509,800.00   SH          Yes      None   Sole
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Boston Scientific Corp.                 Common   101137107     7527.00   300,000.00   SH          Yes      None   Sole
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CDW Computer Centers Inc.               Common   125129106    12585.00   250,000.00   SH          Yes      None   Sole
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Cendant Corporation                     Common   151313103    25574.40 1,332,000.00   SH          Yes      None   Sole
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Chiquita Brands Intl                    Common   170032106    17737.50 1,075,000.00   SH          Yes      None   Sole
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Coca Cola Enterprises                   Common   191219104    21484.32 1,144,000.00   SH          Yes      None   Sole
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Comdisco Inc.                           Common   200336105     2678.18 8,115,700.00   SH          Yes      None   Sole
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Compaq Computer Corp.                   Common   204493100     3135.00   300,000.00   SH          Yes      None   Sole
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Computer Associates Int. R[28]CInc.     Common   204912109    15406.18   703,800.00   SH          Yes      None   Sole
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Delta & Pine Lane                       Common   247357106    12694.72   669,200.00   SH          Yes      None   Sole
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Eastman Kodak                           Common   277461109    12468.00   400,000.00   SH          Yes      None   Sole
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Emulex Corp.                            Common   292475209     2301.81    69,900.00   SH          Yes      None   Sole
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Express Scripts Inc.                    Common   302182100    43192.50   750,000.00   SH          Yes      None   Sole
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Fisher Scientific Intl Inc.             Common   338032204    13235.10   471,000.00   SH          Yes      None   Sole
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Foot Locker                             Common   344849104    20225.00 1,250,000.00   SH          Yes      None   Sole
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General Dynamics Corp.                  Common   369550108    17662.60   188,000.00   SH          Yes      None   Sole
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Georgia-Pacific Corp.                   Common   373298108    34442.50 1,150,000.00   SH          Yes      None   Sole
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Global Sports Inc.                      Common   37937a107      427.50    25,000.00   SH          Yes      None   Sole
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Health Net Inc.                         Common   42222g108     6563.65   239,200.00   SH          Yes      None   Sole
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Healthsouth Corp.                       Common   421924101    27623.75 1,925,000.00   SH          Yes      None   Sole
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Homestore.Com Inc.                      Common   437852106     4888.62 1,810,600.00   SH          Yes      None   Sole
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ICN Pharmaceuticals Inc.                Common   448924100    19843.75   625,000.00   SH          Yes      None   Sole
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International Paper Co.                 Common   460146103   15,053.50   350,000.00   SH          Yes      None   Sole
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Interpublic Group Cos Inc.              Common   460690100   10,284.00   300,000.00   SH          Yes      None   Sole
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Liberty Media Corp. New                 Common   530718105   10,112.00   800,000.00   SH          Yes      None   Sole
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Lockheed Martin                         Common   539830109    5,758.00   100,000.00   SH          Yes      None   Sole
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Loews Corp- Carolina Group              Common   540424207    2,999.00   100,000.00   SH          Yes      None   Sole
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Lucent Technologies Inc.                Common   549463107   17,974.00 3,800,000.00   SH          Yes      None   Sole
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Mattel                                  Common   577081102   35,949.00 1,725,000.00   SH          Yes      None   Sole
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MeadWestVaco Corp                       Common   583334107    6,484.14   195,600.00   SH          Yes      None   Sole
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Metris Companies Inc.                   Common   591598107    4,000.00   200,000.00   SH          Yes      None   Sole
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Motorola Inc.                           Common   620076109    5,680.00   400,000.00   SH          Yes      None   Sole
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News Corp. Ltd.                       SP ADR PFD 652487802   13,543.20   564,300.00   SH          Yes      None   Sole
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News Corp. Ltd.                        ADR New   652487703   10,381.40   365,800.00   SH          Yes      None   Sole

Column 1                               Column 2   Column 3    Column 4      Column 5        Column 6     Column 7      Column 8
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Name of                             Class Title   CUSIP       Value    Shrs or SH/PRN Put/  Investment    Other     Voting authority
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Nextel Communications Inc.              Common   65332v103    2,690.00   500,000.00   SH          Yes      None   Sole
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Oracle Corp.                            Common   68389x105   21,760.00 1,700,000.00   SH          Yes      None   Sole
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Overture Services Inc.                  Common   69039r100    3,769.20   135,000.00   SH          Yes      None   Sole
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Pharmacia Corporation                   Common   71713u102   24,794.00   550,000.00   SH          Yes      None   Sole
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Potash Corp Of Saskatchewan             Common   73755L107    9,789.00   150,000.00   SH          Yes      None   Sole
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Providian Financial Corp.               Common   74406a102   19,252.50 2,550,000.00   SH          Yes      None   Sole
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Prudential Financial Inc.               Common   744320102   18,630.00   600,000.00   SH          Yes      None   Sole
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Qwest Communications Int. Inc.R[28]C    Common   749121109   19,728.00 2,400,000.00   SH          Yes      None   Sole
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Raytheon Company                        Common   755111507   35,918.75   875,000.00   SH          Yes      None   Sole
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Reebok International Ltd.               Common   758110100   16,750.49   619,700.00   SH          Yes      None   Sole
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SPX Corporation                         Common   784635104   62,295.20   440,000.00   SH          Yes      None   Sole
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Sears Roebuck & Co.                     Common   812387108   49,988.25   975,000.00   SH          Yes      None   Sole
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Service Corp International              Common   817565104    5,780.18 1,090,600.00   SH          Yes      None   Sole
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Sicor Corp.                             Common   825846108    6,832.00   400,000.00   SH          Yes      None   Sole
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Smurfit Stone Container Corp.           Common   832727101    7,713.00   450,000.00   SH          Yes      None   Sole
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Solutia Inc.                            Common   834376105    1,740.00   200,000.00   SH          Yes      None   Sole
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Synavant Inc.                           Common   87157a105    8,814.50 2,615,579.00   SH          Yes      None   Sole
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Thermo Electron Corp.                   Common   883556102   30,058.50 1,450,000.00   SH          Yes      None   Sole
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Trigon Healthcare                       Common   89618L100    8,149.73   110,400.00   SH          Yes      None   Sole
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TRW Inc.                                Common   872649108    7,231.54   140,500.00   SH          Yes      None   Sole
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Tyco International Ltd. (new)           Common   902124106   97,040.80 3,002,500.00   SH          Yes      None   Sole
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USA Networks Inc.                       Common   902984103   34,947.00 1,100,000.00   SH          Yes      None   Sole
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United Pan Europe Communications Spon ADR A Shrs 911300200      261.12 1,632,000.00   SH          Yes      None   Sole
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Us Airways Group Inc.                   Common   911905107    8,424.99 1,306,200.00   SH          Yes      None   Sole
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ValueVision Intl.                       Common   92047k107   17,751.63   855,500.00   SH          Yes      None   Sole
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Viasys Healthcare Inc.                  Common   92553q209   29,844.23 1,327,000.00   SH          Yes      None   Sole
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Viasystems Group Inc.                   Common   92553h100      801.81 2,672,700.00   SH          Yes      None   Sole
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Wellpoint Health Network                Common   94973H108    2,126.58    33,400.00   SH          Yes      None   Sole
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                                                           1,156,452.84
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